Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2021
Summary of Significant Accounting Policies
Basis of Preparation

(a) Basis of Preparation

The accompanying unaudited condensed consolidated interim financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial information. In the opinion of management of the Partnership, all adjustments considered necessary for a fair presentation, which are of normal recurring nature, have been included. All intercompany balances and transactions are eliminated. The unaudited condensed consolidated financial statements do not include all the disclosures and information required for a complete set of annual financial statements; and, therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2020, which are included in the Partnership’s Annual Report on Form 20-F (the “2020 20-F”).

Significant Accounting Policies

(b) Significant Accounting Policies

The accounting policies adopted in the preparation of the unaudited condensed consolidated interim financial statements are consistent with those followed in the preparation of the Partnership’s audited consolidated financial statements for the year ended December 31, 2020, as contained in the Partnership’s 2020 20-F.

Vessels and Equipment

Vessels and Equipment

Historically, the useful life of the Partnership’s vessels and equipment was assessed as 25 years commencing from the date the vessel and equipment were delivered from the shipyard. As of June 30, 2021, the Partnership has considered factors related to the ongoing use of the vessels and equipment, gradual shifts in market conditions and other long-term factors associated with the global oil and maritime transportation industries and based on this has reassessed the useful life as being 23 years.

This change in estimate will be applied prospectively from July 1, 2021 and impacts the entire fleet of shuttle tanker vessels. The change in estimate did however not impact income, net income nor earnings per share basic and diluted for the three and six months ended June 30, 2021.

Recent Accounting Pronouncements

(c) Recent Accounting Pronouncements

Adoption of new accounting standards

No new accounting standards have recently been adopted.

Accounting pronouncements not yet adopted

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04 Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The update provides temporary optional expedients and exceptions to the guidance in US GAAP on contract modifications and hedge accounting, to ease the financial reporting burdens related to the expected market transition from the London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. For all types of hedging relationships, the guidance allows an entity to change the reference rate and other critical terms related to reference rate reform without having to dedesignate the relationship. The guidance is effective upon issuance through December 31, 2022. Although the Partnership does not apply hedge accounting, the Partnership has debt and interest rate swaps that reference LIBOR. The Partnership is evaluating the impact of the guidance on the consolidated financial statements.

Other recently issued accounting pronouncements are not expected to materially impact the Partnership.